Market Risk Benefits/Variable Annuity and Insurance Guarantees - Balances of and Changes in Market Risk Benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Roll Forward]
Beginning balance		$ 2,901	$ 4,829
Issuances		27	45
Interest accrual and time decay		(237)	(294)
Reserve increase from attributed fees collected		810	819
Reserve release for benefit payments and derecognition		(29)	(8)
Effect of changes in interest rates and bond markets		(4,193)	(1,053)
Effect of changes in equity markets and subaccount performance		2,258	(1,558)
Effect of changes in equity index volatility		205	73
Actual policyholder behavior different from expected behavior		17	52
Effect of changes in other future expected assumptions		(139)	123
Effect of changes in the instrument-specific credit risk on market risk benefits		(517)	(127)
Ending balance		1,103	2,901
Reconciliation of the gross balances in an asset or liability position:
Asset position	[1]	1,015	539
Liability position	[1]	(2,118)	(3,440)
Net asset (liability) position		$ (1,103)	$ (2,901)
Weighted average attained age of contractholders		68 years	68 years
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period		$ (2,044)	$ (2,502)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period		(505)	(102)
Death benefits
Reconciliation of the gross balances in an asset or liability position:
Guaranteed benefit amount in excess of current account balances (net amount at risk)		2,781	251
Living benefits
Reconciliation of the gross balances in an asset or liability position:
Guaranteed benefit amount in excess of current account balances (net amount at risk)		3,364	195
Composite (greater of)
Reconciliation of the gross balances in an asset or liability position:
Guaranteed benefit amount in excess of current account balances (net amount at risk)		5,830	441
Previously Reported
Market Risk Benefit [Roll Forward]
Beginning balance			3,084
Reconciliation of the gross balances in an asset or liability position:
Asset position		0	0
Liability position		$ 0	0
Net asset (liability) position
Effect of shadow reserve adjustments
Market Risk Benefit [Roll Forward]
Beginning balance			(3)
Reconciliation of the gross balances in an asset or liability position:
Net asset (liability) position
Adjustments for the cumulative effect of the changes in instrument-specific credit risk between the original contract issuance date and the transition date
Market Risk Benefit [Roll Forward]
Beginning balance			670
Reconciliation of the gross balances in an asset or liability position:
Net asset (liability) position
Adjustments to the host contract for differences between previous carrying amount and fair value measurement for the market risk benefits under the option-based method of valuation
Market Risk Benefit [Roll Forward]
Beginning balance			20
Reconciliation of the gross balances in an asset or liability position:
Net asset (liability) position
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits
Market Risk Benefit [Roll Forward]
Beginning balance			$ 1,058
Reconciliation of the gross balances in an asset or liability position:
Net asset (liability) position

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.